COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of purchase obligation

Years ending June 30,	Minimum payments
202 3	$218,487
202 4	49,496
202 5	24,246
202 6	11,905
202 7	27,761